Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Schedule of reconciliation of property, plant and equipment

	Furniture and	Leasehold
	equipment	improvements	TMS devices	Total
Cost

Balance, December 31, 2020	$175,416	$183,103	$2,126,091	$2,484,610
Additions	—	—	544,127	544,127
Additions through business combinations (note 5(a))	—	—	57,544	57,544

Asset disposal	(59,812)	(3,704)	(191,537)	(255,053)

Balance, December 31, 2021	115,604	179,399	2,536,225	2,831,228
Additions	—	33,866	1,496,254	1,530,120
Additions through business combinations (note 5(b))	—	131,071	697,978	829,049
Asset disposal	—	—	(74,184)	(74,184)

Balance, December 31, 2022	$115,604	$344,336	$4,656,273	$5,116,213

Accumulated depreciation

Balance, December 31, 2020	$112,176	$30,884	$650,214	$793,274
Depreciation	27,991	29,297	310,663	367,951
Asset disposal	(59,812)	(3,704)	(191,537)	(255,053)

Balance, December 31, 2021	80,355	56,477	769,340	906,172
Depreciation	23,119	39,064	502,421	564,604
Asset disposal	—	—	(74,184)	(74,184)

Balance, December 31, 2022	$103,474	$95,541	$1,197,577	$1,396,592

Net book value

Balance, December 31, 2021	$35,249	$122,922	$1,766,885	$1,925,056
Balance, December 31, 2022	12,130	248,795	3,458,696	3,719,621